Other (Loss) Income, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other (Loss) Income, Net [Abstract]
Other (Loss) Income, Net
Other (Loss) Income, Net.
Other (loss) income, net consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(in millions)
Loss on extinguishment of debt	$—	$—	$(2)	$—
Realized and unrealized loss on derivatives, net	(3)	—	(3)	—
Dividend expense related to securities sold, not yet purchased	(1)	(19)	(3)	(32)
(Loss) gain on disposition of assets	(2)	2	1	—
Appreciation on deferred management fee	—	—	—	(13)
Equity earnings from non-consolidated affiliates	13	8	24	16
Foreign currency translation loss	(5)	(5)	(7)	(6)
Other	(3)	(1)	(1)	3
	$(1)	$(15)	$9	$(32)

Other Income (Loss), Net.
Other income (loss), net consists of the following:

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Gain on acquisition	$—	$16	$—
Loss on extinguishment of debt	—	(39)	(6)
Dividend expense related to securities sold, not yet purchased	(86)	(29)	(62)
Gain on disposition of assets	(4)	1	8
Equity earnings from non-consolidated affiliates	30	25	12
Foreign currency translation (loss) gain	(9)	(26)	3
Other	4	7	44
	$(65)	$(45)	$(1)

Debt Extinguishment
In connection with the debt extinguishment related to our 7.125% Senior Unsecured Notes due 2013 and our 8.125% Senior Unsecured Notes due 2012, we recorded a $39 million loss for the year ended December 31, 2010.